Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Accrued Liabilities And Other Liabilities [Abstract]
Accrued external research and development expenses	$ 13,327	$ 12,738
Accrued payroll and related expenses	4,208	7,372
Accrued professional fees	946	1,186
Accrued other	2,971	2,762
Strimvelis liability - current portion	3,312	4,170
Due to UCLA	1,552	1,552
Total accrued expenses and other liabilities	$ 26,316	$ 29,780